STOCK-BASED COMPENSATION (Details)		1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 04, 2013	Apr. 30, 2015 shares	Sep. 30, 2015 shares	Dec. 31, 2014 shares	Jul. 31, 2014 shares	Dec. 31, 2013 shares	Dec. 31, 2012 shares
Stock-based compensation
Shares of common stock authorized for issuance outstanding (in shares)			1,356,246	281,029
Performance adjustment ratio		0.144927536
Stock options
Stock-based compensation
Shares of common stock authorized for issuance outstanding (in shares)				281,029		229,791	323,488
Vesting period			4 years	4 years
Contractual life			10 years	10 years
Performance adjustment ratio	0.5
Stock options | Minimum
Stock-based compensation
Period following termination date vested options are exercisable			1 month	1 month
Stock options | Maximum
Stock-based compensation
Period following termination date vested options are exercisable			3 months	3 months
2014 Stock Incentive Plan
Stock-based compensation
Shares of common stock authorized for issuance (in shares)		2,700,000			525,700
Shares of common stock authorized for issuance outstanding (in shares)				281,029